Exhibit 99.1

World Omni Auto Receivables Trust 2017-A
Monthly Servicer Certificate
May 31, 2020

Dates Covered
Collections Period	05/01/20 - 05/31/20
Interest Accrual Period	05/15/20 - 06/14/20
30/360 Days	30
Actual/360 Days	31
Distribution Date	06/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/20	285,213,175.60	23,665
Yield Supplement Overcollateralization Amount 04/30/20	9,786,923.73	0
Receivables Balance 04/30/20	295,000,099.33	23,665
Principal Payments	13,472,213.27	441
Defaulted Receivables	457,584.73	33
Repurchased Accounts	100,634.37	5
Yield Supplement Overcollateralization Amount at 05/31/20	9,068,207.88	0
Pool Balance at 05/31/20	271,901,459.08	23,186

Pool Statistics	$ Amount	# of Accounts
Pool Factor	20.49%
Prepayment ABS Speed	1.02%
Aggregate Starting Principal Balance	1,371,460,827.67	64,939

Delinquent Receivables:
Past Due 31-60 days	3,278,174.92	223
Past Due 61-90 days	1,139,809.96	77
Past Due 91-120 days	447,000.47	36
Past Due 121+ days	0.00	0
Total	4,864,985.35	336

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.73%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.56%
Delinquency Trigger Occurred	NO

Recoveries	443,913.86
Aggregate Net Losses/(Gains) - May 2020	13,670.87
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.06%
Prior Net Losses Ratio	2.30%
Second Prior Net Losses Ratio	0.88%
Third Prior Net Losses Ratio	1.19%
Four Month Average	1.11%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.22%

Overcollateralization Target Amount	12,853,745.64
Actual Overcollateralization	12,853,745.64
Weighted Average APR	3.93%
Weighted Average APR, Yield Adjusted	6.59%
Weighted Average Remaining Term	31.31

Flow of Funds	$ Amount

Collections	15,793,843.26
Investment Earnings on Cash Accounts	641.60
Servicing Fee (1)	(245,833.42)
Transfer to Collection Account	100,634.37
Available Funds	15,649,285.81

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	406,712.67
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	68,821.67
(5) Noteholders' Second Priority Principal Distributable Amount	457,970.88

(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	12,853,745.64
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	822,034.95
(10) Collection Account Redeposits	1,040,000.00

Total Distributions of Available Funds	15,649,285.81

Servicing Fee	245,833.42
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00
Note Balances & Note Factors	$ Amount

Original Class A	1,221,750,000.00
Original Class B	34,700,000.00

Total Class A & B
Note Balance @ 05/15/20	272,359,429.96
Principal Paid	13,311,716.52
Note Balance @ 06/15/20	259,047,713.44

Class A-1
Note Balance @ 05/15/20	0.00
Principal Paid	0.00
Note Balance @ 06/15/20	0.00
Note Factor @ 06/15/20	0.0000000%

Class A-2a
Note Balance @ 05/15/20	0.00
Principal Paid	0.00
Note Balance @ 06/15/20	0.00
Note Factor @ 06/15/20	0.0000000%

Class A-2b
Note Balance @ 05/15/20	0.00
Principal Paid	0.00
Note Balance @ 06/15/20	0.00
Note Factor @ 06/15/20	0.0000000%

Class A-3
Note Balance @ 05/15/20	142,909,429.96
Principal Paid	13,311,716.52
Note Balance @ 06/15/20	129,597,713.44
Note Factor @ 06/15/20	30.4219985%

Class A-4
Note Balance @ 05/15/20	94,750,000.00
Principal Paid	0.00
Note Balance @ 06/15/20	94,750,000.00
Note Factor @ 06/15/20	100.0000000%

Class B
Note Balance @ 05/15/20	34,700,000.00
Principal Paid	0.00
Note Balance @ 06/15/20	34,700,000.00
Note Factor @ 06/15/20	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	475,534.34
Total Principal Paid	13,311,716.52
Total Paid	13,787,250.86

Class A-1
Coupon	1.10000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.50000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.18363%
Coupon	0.32363%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.93000%
Interest Paid	229,846.00
Principal Paid	13,311,716.52
Total Paid to A-3 Holders	13,541,562.52

Class A-4
Coupon	2.24000%
Interest Paid	176,866.67
Principal Paid	0.00
Total Paid to A-4 Holders	176,866.67

Class B
Coupon	2.38000%
Interest Paid	68,821.67
Principal Paid	0.00
Total Paid to B Holders	68,821.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3784745
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.5947045
Total Distribution Amount	10.9731790

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.5395446
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	31.2481608
Total A-3 Distribution Amount	31.7877054

A-4 Interest Distribution Amount	1.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8666667

B Interest Distribution Amount	1.9833334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9833334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	34.40
Noteholders' Principal Distributable Amount	965.60

Account Balances	$ Amount

Reserve Account
Balance as of 05/15/20	3,213,436.41
Investment Earnings	408.28
Investment Earnings Paid	(408.28)
Deposit/(Withdrawal)	-
Balance as of 06/15/20	3,213,436.41
Change	-

Required Reserve Amount	3,213,436.41

(1) The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.
Such amounts have priority prior to the application of Available Funds.